Loans Principal, Interest and Financing Service Fee Receivables (Tables)	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of loans principal, interest and financing service fee receivables
	Note	December 31, 2021	September 30, 2022
		RMB	RMB
Home equity loan:	(i)
Loans principal, interest and financing service fee receivables		9,412,717,366	9,259,642,529

Less: allowance for credit losses	(a)
- Individually assessed		(61,479,897)	(45,635,286)
- Collectively assessed		(914,370,954)	(965,307,764)

Subtotal		(975,850,851)	(1,010,943,050)

Net loans principal, interest and financing service fee receivables of home equity loan		8,436,866,515	8,248,699,479

Corporate loan:	(ii)
Loans principal, interest and financing service fee receivables		-	284,982,538

Less: allowance for credit losses		-	(6,136,295)

Net loans principal, interest and financing service fee receivables of corporate loan		-	278,846,243

Net loans principal, interest and financing service fee receivables		8,436,866,515	8,527,545,722

Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment
	Nine months ended September 30, 2022
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	914,370,954	61,479,897	975,850,851
Provision for credit losses	39,674,709	173,064,064	212,738,773
Charge-offs(1)	(193,168,795)	(242,947,778)	(436,116,573)
Increase in guaranteed recoverable assets	204,430,896	25,223,738	229,654,634
Recoveries	-	28,815,365	28,815,365

As of September 30	965,307,764	45,635,286	1,010,943,050

Net loans principal, interest and financing service fee receivables	8,154,672,302	94,027,177	8,248,699,479

Recorded investment	9,119,980,066	139,662,463	9,259,642,529

	Nine months ended September 30, 2021
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	Subtotal	Subtotal	RMB
	RMB	RMB

As of January 1	535,967,177	71,998,321	607,965,498
Provision for credit losses	(116,550,594)	128,060,127	11,509,533
Charge-offs(1)	(1,198,134)	(243,302,896)	(244,501,030)
Increase in guaranteed recoverable assets	81,609,992	155,066,460	236,676,452
Recoveries	-	23,577,905	23,577,905

As of September 30	499,828,441	135,399,917	635,228,358

Net loans principal, interest and financing service fee receivables	9,758,829,979	251,002,604	10,009,832,583

Recorded investment	10,258,658,420	386,402,521	10,645,060,941

Schedule of aging of allowance for credit losses
	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	237,910,121	77,116,334	55,178,321	8,899,717	379,104,493
Second lien	413,700,563	101,187,722	79,975,921	36,735,569	631,599,775

Subtotal	651,610,684	178,304,056	135,154,242	45,635,286	1,010,704,268

The traditional facilitation model
First lien	5,703	-	149,955	-	155,658
Second lien	83,124	-	-	-	83,124

Subtotal	88,827	-	149,955	-	238,782

Allowance for credit losses	651,699,511	178,304,056	135,304,197	45,635,286	1,010,943,050

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	189,814,922	86,537,327	66,784,464	31,394,514	374,531,227
Second lien	340,800,002	124,542,266	80,395,050	26,996,820	572,734,138

Subtotal	530,614,924	211,079,593	147,179,514	58,391,334	947,265,365

The traditional facilitation model
First lien	5,618,913	3,503,613	4,980,213	1,574,208	15,676,947
Second lien	5,491,292	2,285,562	3,617,330	1,514,355	12,908,539

Subtotal	11,110,205	5,789,175	8,597,543	3,088,563	28,585,486

Allowance for credit losses	541,725,129	216,868,768	155,777,057	61,479,897	975,850,851

Schedule of aging of past-due loan principal and financing service fee receivables
	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	over 360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	3,031,554,612	276,591,737	190,294,075	16,290,631	6,932,328	5,243,293	18,862,267	3,545,768,943	47,328,519
Second lien	4,981,904,634	362,675,696	275,220,859	60,098,879	10,763,925	6,698,897	13,297,348	5,710,660,238	90,859,049

Subtotal	8,013,459,246	639,267,433	465,514,934	76,389,510	17,696,253	11,942,190	32,159,615	9,256,429,181	138,187,568

The traditional facilitation model
First lien	502,127	-	524,474	-	-	209,094	218,082	1,453,777	427,176
Second lien	711,852	-	-	-	-	-	1,047,719	1,759,571	1,047,719

Subtotal	1,213,979	-	524,474	-	-	209,094	1,265,801	3,213,348	1,474,895

Loans principal, interest and financing service fee receivables	8,014,673,225	639,267,433	466,039,408	76,389,510	17,696,253	12,151,284	33,425,416	9,259,642,529	139,662,463

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	over 360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,814,226,880	325,090,831	230,622,938	65,080,342	6,979,995	5,972,352	24,768,894	3,472,742,232	102,801,583
Second lien	5,030,913,080	467,836,400	276,784,712	52,043,750	7,455,656	6,468,134	17,308,803	5,858,810,535	83,276,343

Subtotal	7,845,139,960	792,927,231	507,407,650	117,124,092	14,435,651	12,440,486	42,077,697	9,331,552,767	186,077,926

The traditional facilitation model
First lien	20,814,948	6,532,393	8,334,398	4,887,949	285,023	122,845	653,689	41,631,245	5,949,506
Second lien	21,237,555	4,238,098	6,081,004	5,027,879	360,727	673,625	1,914,466	39,533,354	7,976,697

Subtotal	42,052,503	10,770,491	14,415,402	9,915,828	645,750	796,470	2,568,155	81,164,599	13,926,203

Loans principal, interest and financing service fee receivables	7,887,192,463	803,697,722	521,823,052	127,039,920	15,081,401	13,236,956	44,645,852	9,412,717,366	200,004,129

Schedule of impaired loans summary
	Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	43,112,851	47,755,694	13,977,803	33,777,892	8,899,717
Second lien	89,049,877	91,906,769	57,305,289	34,601,479	36,735,569

As of September 30, 2022	132,162,728	139,662,463	71,283,092	68,379,371	45,635,286

First lien	102,914,225	108,751,090	64,871,825	43,879,265	32,968,721
Second lien	88,073,367	91,253,039	50,995,087	40,257,952	28,511,176

As of December 31, 2021	190,987,592	200,004,129	115,866,912	84,137,217	61,479,897

Schedule of average recorded investment in impaired loans
	Nine months ended September 30, 2021		Nine months ended September 30, 2022
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	209,780,721	40,805,772	64,281,802	59,959,073
Second lien	204,379,990	42,672,917	86,125,497	63,190,093

Impaired loans	414,160,711	83,478,689	150,407,299	123,149,166